ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Lianluo Smart Limited (“Lianluo Smart” or the “Company”) (previously known as “Dehaier Medical Systems Limited”) was incorporated in the British Virgin Islands in 2003 as a limited liability company. On November 21, 2016, the Company changed its name from Dehaier Medical Systems Limited to Lianluo Smart Limited, and its NASDAQ stock ticker from DHRM to LLIT.

Lianluo Smart distributes and provides after-sale services for medical equipment in China mainly through its majority-owned subsidiary, Beijing Dehaier Medical Technology Co., Limited (“BDL”), and its affiliate, Beijing Dehaier Technology Limited (“BTL”). Both BDL and BTL were incorporated in the People’s Republic of China (“PRC”). On November 9, 2011, Lianluo Smart established a wholly-owned subsidiary in the United States, Breathcare LLC (“Breathcare”).

During the late 2015, BDL intended to discontinue part of its product lines among the traditional medical device business, which has been approved by the Board of Resolution on February 22, 2016. The results of operations of the traditional medical device business were reflected in the Company’s consolidated financial statements as discontinued operations. Lianluo Smart, through its subsidiaries and affiliate, distributes branded, proprietary medical equipment, such as sleep apnea machines, ventilator air compressors, and laryngoscope. Standard product registration, product certification and quality management system have been established; ISO13485 industry standard has also already been passed. It also has the distribution rights for a number of international medical equipment suppliers for products including ventilator, laryngoscope, sleep apnea machines and other medical equipment accessories.

On January 14, 2016, the Company completed an acquisition of 0.8% equity interest of BDL from BTL for a purchase price of $146,032 or RMB 920,000. As a result, BDL became a wholly owned subsidiary of the Company. As of December 31, 2016, the Company reported an outstanding payable of $146,032 to BTL.

On February 1, 2016, the Company set up a wholly owned subsidiary, Lianluo Connection Medical Wearable Device Technology (Beijing) Co., Ltd., a PRC company (“LCL”, used to be known as Connection Wearable Health Technology (Beijing) Co., Ltd., “CWHT”), for its future business development at the portable health device market. The relevant legal procedures to establish LCL were completed on June 20, 2016.

On April 28, 2016, we entered into a definitive securities purchase agreement (“SPA”) with Hangzhou Lianluo Interactive Information Technology Co., Ltd. (“HLI”), a publicly listed company on the Shenzhen Stock Exchange, pursuant to which HLI has agreed to purchase 11,111,111 restricted common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to the Company’s closing price of $1.33 on April 27, 2016. Those shares were issued on June 6 and August 18, 2016, respectively. As of December 31, 2016, the Company reported a subscription receivable of $1,492,538 which had been collected on April 13, 2017.

On April 21, 2016, the Company entered into warrant repurchase agreements with the holders of certain warrants pursuant to which the Company agreed to repurchase from the holders the Company’s outstanding warrant to purchase in aggregate 293,880 shares of the Company’s common shares, with an exercise price of $11.86 per share (the “Warrants”). The Warrants were issued on February 21, 2014 in connection with the Company’s registered direct offering of approximately $6.7 million of common shares and warrants. Pursuant to the Warrant Purchase Agreements, the Company will pay an aggregate cash purchase price of $1,116,744 ($3.80 per share underlying the Warrants) to repurchase the Warrants.

On July 31, 2016, one of the Company’s wholly-owned subsidiaries, BDL, entered into a Loss Absorption Agreement Termination (“VIE Termination”) with its variable interest entity (“VIE”), BTL. According to the VIE Termination, the loss absorption agreement executed on March 3, 2010 among BDL, BTL and its shareholders, including Ping Chen, Bao Xian, Weibing Yang, Jian Sun, Zheng Liu and Yong Wang, was terminated effective July 31, 2016. Consequently, BTL was deconsolidated from Lianluo Smart and its subsidiaries after the effectiveness of the VIE Termination. The results of BTL’s operations were reflected in the Company’s consolidated financial statements as discontinued operations.